Note 19 - Fair Value Measurements and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Dec ember 3 1 , 201 9
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements :
Investment securities available for sale
Governmental National Mortgage Association mortgage-backed securities	$5,853	$--	$5,853	$--
Federal National Mortgage Association mortgage- backed securities	260	--	260	--
Corporate notes	1,510	--	1,510	--
Total investment securities available for sale	$7,623	$--	$7,623	$--
Total recurring fair value measurements	$7,623	$--	$7,623	$--

Nonrecurring fair value measurements
Impaired loans	$319	$--	$--	$319
Other Real Estate Owned	1,824	--	--	1,824
Total nonrecurring fair value measurements	$2,143	$--	$--	$2,143
	December 31, 2018
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements :
Investment securities available for sale
Governmental National Mortgage Association mortgage-backed securities	$4,873	$--	$4,873	$--
Federal Home Loan Mortgage Corporation mortgage-backed securities	1,082	--	1,082	--
Federal National Mortgage Association mortgage- backed securities	367	--	367	--
U.S. government agency	358	--	358	--
Total investment securities available for sale	$6,680	$--	$6,680	$--
Total recurring fair value measurements	$6,680	$--	$6,680	$--

Nonrecurring fair value measurements
Impaired loans	$593	$--	$--	$593
Other Real Estate Owned	1,650	$--	$--	1,650
Total nonrecurring fair value measurements	$2,243	$--	$--	$2,243

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	December 31, 2019
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$319	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	3%	(1%)

Other real estate owned	$1,824	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	12%	(12%)
	December 31 , 201 8
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$648	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	73%	(8%)

Other real estate owned	$1,650	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	12%	(12%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
		Fair Value Measurements at
		December 31, 201 9
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Investment in interest-earning time deposits	$10,172	$10,536	$--	$--	$10,536
Loans held for sale	8,928	9,205	--	9,205	--
Loans receivable, net	246,692	250,550	--	--	250,550

Financial Liabilities
Deposits	227,458	230,521	43,006	--	187,515
FHLB long-term borrowings	26,271	26,292	--	--	26,292
Subordinated debt	7,865	8,146	--	--	8,146
		Fair Value Measurements at
		December 31, 201 8
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Investment in interest-earning time deposits	$4,927	$4,927	$--	$--	$4,927
Loans held for sale	5,103	5,254	--	5,254	--
Loans receivable, net	216,898	214,351	--	--	214,351

Financial Liabilities
Deposits	211,911	212,320	45,695	--	166,625
FHLB long-term borrowings	15,000	14,973	--	--	14,973
Subordinated debt	7,831	7,831	--	--	7,831